Jensen Global Quality Growth Fund
Schedule of Investments
as of February 29, 2024 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Canada - 4.7%
Alimentation Couche-Tard, Inc.	9,230	$572,441
Canadian National Railway Co.	14,940	1,937,142
		2,509,583

France - 4.3%
Dassault Systemes SE	18,170	851,467
Hermes International SCA	570	1,426,336
		2,277,803

Germany - 4.6%
SAP SE	13,030	2,441,738

Ireland - 5.8%
Accenture PLC - Class A	8,210	3,076,944

Netherlands - 2.9%
ASML Holding NV	1,590	1,508,914

Spain - 2.7%
Amadeus IT Group SA	23,790	1,407,391

Switzerland - 3.0%
Nestle SA	15,050	1,560,944

Taiwan, Province Of China - 4.6%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	18,950	2,438,296

United Kingdom - 11.4%
AstraZeneca PLC	17,420	2,195,865
Compass Group PLC	77,610	2,129,524
Diageo PLC	45,950	1,721,541
		6,046,930

United States - 53.5%(a)
Alphabet, Inc. - Class A(b)	15,740	2,179,360
Aon PLC - Class A	6,450	2,038,136
Apple, Inc. - Class A	9,660	1,746,045
Automatic Data Processing, Inc.	6,130	1,539,427
Broadridge Financial Solutions, Inc.	4,150	844,857
Equifax, Inc.	5,310	1,452,763
Home Depot, Inc.	2,790	1,061,902
Intuit, Inc.	2,600	1,723,514
KLA Corp.	1,530	1,043,919
Mastercard, Inc. - Class A	2,420	1,148,919
Microsoft Corp.	8,680	3,590,395
NIKE, Inc. - Class B	10,020	1,041,379
PepsiCo, Inc.	11,310	1,869,995
Pfizer, Inc.	31,160	827,610
Starbucks Corp.	14,020	1,330,498
Stryker Corp.	4,120	1,438,168
Texas Instruments, Inc.	5,340	893,542
UnitedHealth Group, Inc.	2,460	1,214,256
Verisk Analytics, Inc.	3,790	916,801
Waters Corp.(b)	1,330	448,769
		28,350,255
TOTAL COMMON STOCKS (Cost $40,739,396)		51,618,798

SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%	Shares
First American Treasury Obligations Fund - Class X, 5.23%(c)	1,185,008	1,185,008
TOTAL SHORT-TERM INVESTMENTS (Cost $1,185,008)		1,185,008

TOTAL INVESTMENTS - 99.7% (Cost $41,924,404)		$52,803,806
Other Assets in Excess of Liabilities - 0.3%		155,036
TOTAL NET ASSETS - 100.0%		$52,958,842

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
NV – Naamloze Vennootschap is a Dutch term for publicly traded companies.
SA - Sociedad Anónima is an abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SCA – Societe en commandite par actions is a Belgian term for limited partnership with share capital.
SE – Societas Europaea is a term for a European Public Liability Company.

(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day effective yield as of February 29, 2024.

Notes to Schedule of Investments
February 29, 2024 (Unaudited)

Investment Valuation

Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If, on a particular day, an exchange-listed or NASDAQ security does not trade, then: (i) the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day; or (ii) the security is valued at the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by an approved independent pricing service (“Pricing Service”).

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Foreign securities are traded on foreign exchanges which typically close before the close of business on each day on which the NYSE is open. Each security trading on these exchanges may be valued utilizing a systematic fair valuation model provided by a pricing service. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close and are classified as Level 2 securities. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.

Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/ or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under procedures, subject to oversight by the Trust’s Board of Trustees. These fair valueprocedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund's fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.

Notes to Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

The Trust has adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

• Level 1—Quoted prices in active markets for identical securities.

• Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of February 29, 2024:

Jensen Global Quality Growth Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Canada	2,509,583	–	–	2,509,583
France	–	2,277,803	–	2,277,803
Germany	–	2,441,738	–	2,441,738
Ireland	3,076,944	–	–	3,076,944
Netherlands	–	1,508,914	–	1,508,914
Spain	–	1,407,391	–	1,407,391
Switzerland	–	1,560,944	–	1,560,944
Taiwan, Province Of China	2,438,296	–	–	2,438,296
United Kingdom	–	6,046,930	–	6,046,930
United States	28,350,255	–	–	28,350,255
Common Stocks - Total	$36,375,078	$15,243,720	$–	$51,618,798
Money Market Funds	1,185,008	–	–	1,185,008
Total Assets	$37,560,086	$15,243,720	$–	$52,803,806

Refer to the Schedule of Investments for industry classifications.